Condensed consolidated statements of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities:
Net income (including non-controlling interests)	$ 1,268	$ 2,651
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,529	1,353
Impairment	0	194
Acquisition of Calvert	0	(1,858)
Interest expense	335	270
Interest income	(66)	(149)
Income tax expense (note 8)	311	454
Income from associates, joint ventures and other investments	(366)	(346)
Gain on disposal of investments in associates, joint ventures and other investments (note 4)	(302)	0
Impairment of investments in associates, joint ventures and other investments (note 4)	262	0
Provisions on pension and other post-employment benefit liabilities	129	105
Net gain on disposal of subsidiaries (note 5)	(30)	0
Unrealized foreign exchange effects	152	54
Write-downs of inventories to net realizable value, provisions and other non-cash operating expenses (net)	351	727
Changes in assets and liabilities that provided (required) cash:
Change in working capital	(1,981)	(1,491)
Provision movements and other liabilities	(169)	(766)
VAT and other amounts recoverable from public authorities	254	408
Interest paid	(368)	(375)
Interest received	65	173
Cash contributions to plan assets and benefits paid for pensions and other post-employment benefit liabilities	(158)	(155)
Dividends received from associates, joint ventures and other investments	88	135
Income tax paid	(352)	(322)
Net cash provided by operating activities	952	1,062
Investing activities:
Purchase of property, plant and equipment and intangibles	(2,373)	(1,853)
Acquisitions of net assets of subsidiaries, net of cash acquired of nil and 338 for the six months ended June 30, 2026 and June 30, 2025 respectively	0	174
Disposal of net assets of subsidiaries, net of cash disposed of (2) and nil for the six months ended June 30, 2026 and June 30, 2025 respectively (note 5)	33	0
Capital increase in Tuper	0	(83)
Settlement of Votorantim put option liability (note 7)	(115)	0
Proceeds from repayment of a loan in connection with the sale of ArcelorMittal Temirtau	0	101
Disposal of associates and joint ventures (note 4)	663	0
Other investing activities (net)	(37)	(131)
Net cash used in investing activities	(1,829)	(1,792)
Financing activities:
Proceeds from short-term and long-term debt	1,753	974
Payments of short-term and long-term debt	(472)	(1,135)
Share buyback (note 7)	(483)	(262)
Dividends paid (note 7)	(300)	(256)
Payment of principal portion of lease liabilities and other financing activities	(124)	(111)
Net cash provided by (used in) financing activities	374	(790)
Net decrease in cash and cash equivalents	(503)	(1,520)
Effect of exchange rate changes on cash	(21)	507
Cash and cash equivalents:
At the beginning of the period	5,392	6,400
Reclassification of the period-end cash and cash equivalents to assets held for sale	(20)	(29)
At the end of the period	$ 4,848	$ 5,358